Condensed Consolidated Statements of Cash Flows	4 Months Ended	6 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cayson Acquisition Corp [Member]
Cash flows from operating activities:
Net income	$ (91,197)				$ 475,489	$ 1,203,841
Adjustment to reconcile net income to cash used in operating activities:
Interest earned on investments held in Trust Account	(56,234)				(752,079)	(1,924,226)	$ (752,079)
Change in operating assets and liabilities:
Accrued offering costs	65,000				65,000	10,000
Accrued expenses	29,250				38,025	266,179
Change in prepaid expenses	(205,421)				(195,653)	66,850
Net cash provided by operating activities	(258,602)				(369,218)	(377,356)
Cash flows from investing activities:
Extension payments held in escrow account						(600,000)
Investment of cash in Trust Account	(60,000,000)
Net cash (used in) provided by investing activities	(60,000,000)				(60,000,000)	(600,000)
Cash flows from financing activities:
Proceeds from promissory note						300,000
Proceeds from promissory note - related party						300,000
Proceeds from issue of shares	1,450
Proceeds from initial public offering	60,000,000				60,000,000		60,000,000
Proceeds from private placement	2,300,000				2,300,000
Payment of underwriter’s discount	(1,200,000)				(1,200,000)
Borrowings from related party	261,317				261,317
Repayment of borrowings from related party	(261,317)				(261,317)
Payment of offering costs	(266,978)
Net cash provided by (used in) financing activities	60,834,472				60,834,472	600,000
Net change in cash, cash equivalents and restricted cash	575,870				465,254	(377,356)
Cash, cash equivalents and restricted cash at beginning of the year		$ 465,254				465,254
Cash, cash equivalents and restricted cash at end of the year	575,870				465,254	87,898	465,254
Cash, cash equivalents and restricted cash:
Cash and cash equivalents					465,254	87,898	465,254
Supplementary cash flows information:
Issuance of founder shares in exchange for deferred offering costs	25,000				25,000
Fair value of EBC Founder Shares charged to deferred offering costs	130,550
Allocation of offering costs to ordinary shares subject to redemption	3,974,257				3,974,257
Allocation of offering costs to ordinary shares subject to possible redemption	3,722,527				3,722,527
Initial classification of ordinary shares subject to redemption to temporary equity	59,280,000				59,280,000
Accretion of additional paid in capital to accumulated deficit	4,694,257				4,694,257
Contribution of transaction cost						280,725
Subsequent measurement of ordinary shares subject to possible redemption	56,234					1,924,226
Extension funds attributable to ordinary shares subject to redemption						600,000
Investment of cash in Trust Account					(60,000,000)
Proceeds from issuance of EBC Founders Share					1,450
Payment of offering costs					(266,978)
Fair value of EBC Founder Shares charged to deferred offering costs					130,550
Forfeiture of ordinary shares					23
Accretion of subsequent measurement of ordinary shares subject to possible redemption					752,079
North Water Investment Group Holdings Limited [Member]
Cash flows from operating activities:
Net income							432,828	$ 3,347,275	$ (1,074,799)
Adjustment to reconcile net income to cash used in operating activities:
Deprecation of plant and equipment							923	7,141	1,678
Allowance for expected credit losses							8,698	67,263
Unrealized fair value change of financial instruments held, at fair value							28	217	(787)
Interest income							(1,345)	(10,405)	(309,016)
Dividend income									(52)
Plant and equipment written off							7,306	56,500
Change in operating assets and liabilities:
Change in receivables from customers							(28,504)	(220,433)	(53,101)
Change in deposits and other receivables							48,782	377,258	52,616
Change in operating lease right-of-use assets							(450,838)	(3,486,556)
Change in other non-current assets							(81,627)	(631,260)
Change in payables to customers							18,729	144,842	(1,375,656)
Change in accruals and other current liabilities							4,070	31,477	(4,918)
Change in contract liabilities							3,879	30,000
Change in operating lease liabilities							450,095	3,480,807
Change in amount due to a director							1,265	9,783
Change in prepaid expenses							(29,600)	(228,912)	6,216
Net cash provided by operating activities							384,689	2,974,997	(2,757,819)
Cash flows from investing activities:
Purchases of plant and equipment							(16,293)	(126,004)
Advance to a shareholder							(387,923)	(3,000,000)
Repayment from a shareholder							387,923	3,000,000
(Placement) withdrawal of term deposits							1,939,613	15,000,000	(15,000,000)
Net cash (used in) provided by investing activities							1,923,320	14,873,996	(15,000,000)
Cash flows from financing activities:
Proceeds from issue of shares									30,000,000
Payment for reduction of shares							(3,879,227)	(30,000,001)
Net cash provided by (used in) financing activities							(3,879,227)	(30,000,001)	30,000,000
Net change in cash, cash equivalents and restricted cash							(1,571,218)	(12,151,008)	12,242,181
Cash, cash equivalents and restricted cash at beginning of the year		1,312,219	$ 10,148,046	$ 22,299,054		1,312,219	2,883,437	22,299,054	10,056,873
Cash, cash equivalents and restricted cash at end of the year					1,312,219		1,312,219	10,148,046	22,299,054
Cash, cash equivalents and restricted cash:
Cash and cash equivalents					819,961		819,961	6,341,165	18,644,879
Cash-segregated for regulatory purpose					492,258		492,258	3,806,881	3,654,175
Supplementary cash flows information:
Cash received from interest							87,980	680,391	420,541
Cash paid for income taxes
Mango Financial Group Limited [Member]
Cash flows from operating activities:
Net income		497,800	3,892,810	4,507,888
Adjustment to reconcile net income to cash used in operating activities:
Deprecation of plant and equipment		1,754	13,720	839				7,141
Allowance for expected credit losses
Unrealized fair value change of financial instruments held, at fair value		(7)	(58)	254
Deposit written off		4,604	36,000
Change in operating assets and liabilities:
Change in receivables from customers		(139,336)	(1,089,611)	(20,255)
Change in deposits and other receivables		(3,109)	(24,314)	309,000
Change in operating lease right-of-use assets		117,137	916,009
Change in payables to customers		6,607,874	51,673,575	166,025
Change in accruals and other current liabilities		155,752	1,217,979	(37,168)
Change in contract liabilities		816,357	6,383,915	210,000
Change in operating lease liabilities		(119,601)	(935,280)
Change in amount due to a director		1,279	10,000
Change in prepaid expenses		(752,793)	(5,886,842)	2,763
Net cash provided by operating activities		7,187,711	56,207,903	5,139,346
Cash flows from investing activities:
Purchases of plant and equipment		(5,083)	(39,749)
Advance to a shareholder				(3,000,000)
Repayment from a shareholder				3,000,000
(Placement) withdrawal of term deposits				15,000,000
Net cash (used in) provided by investing activities		(5,083)	(39,749)	15,000,000
Cash flows from financing activities:
Proceeds from issue of shares		1,278,772	10,000,000
Payment for reduction of shares				(23,000,000)
Payment of deferred offering costs		(406,093)	(3,175,646)
Net cash provided by (used in) financing activities		872,679	6,824,354	(23,000,000)
Net change in cash, cash equivalents and restricted cash		8,055,307	62,992,508	(2,860,654)
Cash, cash equivalents and restricted cash at beginning of the year		1,297,705	10,148,046	22,299,054		$ 1,297,705		22,299,054
Cash, cash equivalents and restricted cash at end of the year		9,353,012	73,140,554	19,438,400	$ 1,297,705		$ 1,297,705	10,148,046	$ 22,299,054
Cash, cash equivalents and restricted cash:
Cash and cash equivalents		2,259,198	17,666,926	15,623,276				6,341,165
Cash-segregated for regulatory purpose		7,093,814	55,473,628	3,815,124				$ 3,806,881
Supplementary cash flows information:
Cash received from interest		11,091	86,734	209,905
Cash paid for income taxes